The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Global Inflation-Linked Bond Plus Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 13, 2014 (Accession No. 0001193125-14-235596), which is incorporated herein by reference.